SHARE CAPITAL (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Apr. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Jun. 01, 2011
SHARE CAPITAL [Abstract]
Share Premium Fund		$ 101.7	$ 0
Common shares issued (in shares)	11,212,500
Share price (in dollars per share)	$ 9.60
Common Stock, shares issued (in shares)		66,038,251	52,915,639
Common Stock, shares outstanding (in shares)		66,038,251	52,915,639
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury shares (in shares)		23,000
Authorized share capital (in shares)		90,000,000	90,000,000	51,200,000
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Restricted Stock Awards [Member] | Manager [Member] | Scandic American Shipping Ltd. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares issued and outstanding (in shares)			690,551
Restricted Stock Awards [Member] | Employees and Directors and Non-Employees [Member] | Scandic American Shipping Ltd. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares issued and outstanding (in shares)		203,000	217,500